Pension (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Benefit Obligation, Plan Assets and Funded Status
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans is as follows:

	As of December 31,
(In $ millions)	2019	2018
Benefit obligation at beginning of period	140.7	-
Benefit obligation acquired through business combination	-	147.2
Interest cost	1.9	1.6
Actuarial loss	30.4	4.2
Benefits paid	(1.5)	(1.0)
Foreign exchange rate changes	(2.5)	(11.3)
Benefit obligation at end of period	169.0	140.7

A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2019	2018
Fair value of plan assets at beginning of period	141.0	-
Plan assets acquired through business combination	-	146.5
Actual return on plan assets	32.3	5.8
Employer contribution	-	1.0
Benefits paid	(1.5)	(1.0)
Plan participants’ contributions	-	0.1
Foreign exchange rate changes	(2.5)	(11.2)
Fair value of plan assets at end of period	169.3	141.0

The funded status of the plans is as follows:

	As of December 31,
(In $ millions)	2019	2018
Funded status	0.3	0.3

Amounts Recognized in Consolidated Balance Sheets	Amounts recognized in the Consolidated Balance Sheet consist of:
	As of December 31,
(In $ millions)	2019	2018
Other assets – noncurrent	0.3	0.3
Net pension asset	0.3	0.3
Net amount recognized	0.3	0.3

Pension Cost	Pension cost includes the following components:
	For the Years Ended December 31,
(In $ millions)	2019	2018
Interest cost	1.9	1.6
Expected return on plan assets	(1.9)	(1.6)
Net pension expense	-	-

Disaggregated Plan Information
Disaggregated information regarding our pension plans is summarized below:

	As of December 31,
(In $ millions)	2019	2018
Projected benefit obligation	169.0	140.7
Accumulated benefit obligation	169.0	140.7
Fair value of plan assets	169.3	141.0

Defined Benefit Plans, Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2019	2018
Discount rate	0.54% to 0.42%	1.16% to 1.50%
Rate of compensation increase	Not applicable	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	January 1 2019 to December 31, 2019	March 29, 2018 to December 31, 2018
Discount rate	0.54% to 0.42%	1.16% to 1.50%
Expected long-term return on plan assets	0.54% to 0.42%	1.16% to 1.50%
Rate of compensation increase	Not applicable	Not applicable

Fair Value of Pension Plan Assets
The actual fair value of our pension assets as of December 31, 2019 is as follows:

	Estimated Fair Value Measurements
(In $ millions)	Carrying Amount	Significant Unobservable Inputs (Level 3)
December 31, 2019
Guaranteed insurance contracts	169.0	169.0
Other	0.3	0.3
Total	169.3	169.3

Estimated Future Benefit Payments
The following table summarizes the benefit payments at December 31, 2019 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2020	2021	2022	2023	2024	Five Years Thereafter
Estimated benefit payments	26.8	1.6	1.8	1.9	2.2	2.5	16.8

Guaranteed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets
The following table details the fair value activity related to the guaranteed insurance contract during the years.

	As of December 31,
	2019	2018
Balance as of January 1,	$141.0	$—
Acquisition of plan assets	-	146.5
Assets sold/benefits paid	(1.5)	0.1
Return on plan assets	32.3	5.8
Foreign exchange rate changes	(2.5)	(11.3)
Balance as of December 31,	169.3	141.0